Consolidated Statements of Equity - USD ($) $ in Thousands	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Noncontrolling Interests [Member]	Total	Class A Common Stock [Member]
Beginning balance at Dec. 31, 2017	$ 83	$ 81	$ 0	$ 70,813	$ (1,558)	$ (26,982)	$ 26,004	$ 68,441
Beginning balance (in shares) at Dec. 31, 2017	8,348,373	8,041,525	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of SDI restricted stock	$ 0	$ 0	$ 0	(334)	0	0	0	(334)
Vesting of SDI restricted stock (in shares)	50,756	0	0
Conversion of Class B common stock into Class A common stock	$ 3	$ (3)	$ 0	0	0	0	0	0
Conversion of Class B common stock into Class A common stock (in shares)	239,530	(239,530)	0
Issuance of Class A common stock in business combination/asset purchase	$ 0	$ 0	$ 0	250	0	0	0	250
Issuance of Class A common stock in business combination/asset purchase (in shares)	22,727	0	0
Issuance of Class A common stock under ATM, net of issuance costs	$ 3	$ 0	$ 0	4,827	0	0	0	4,830
Issuance of Class A common stock under ATM, net of issuance costs (in shares)	313,082	0	0
Issuance of Class A common stock in private placement, net of issuance costs	$ 3	$ 0	$ 0	1,978	0	0	0	1,981
Issuance of Class A common stock in private placement, net of issuance costs (in shares)	181,825	0	0
Share repurchases	$ 0	$ 0	$ (1,440)	0	0	0	0	$ (1,440)
Share repurchases (in shares)	0	0	(103,492)					(103,492)
Unrecognized pension and postretirement cost adjustment, net of tax	$ 0	$ 0	$ 0	0	687	0	674	$ 1,361
Unrealized gain (loss) on investments, net of tax	0	0	0	0	(479)	0	(128)	(607)
Unrealized loss on interest rate swaps, net of tax	0	0	0	0	(345)	0	(337)	(682)
SDI stock-based compensation	0	0	0	893	0	0	0	893
Impact of Turning Point equity transactions on APIC and NCI	0	0	0	2,833	0	0	3,995	6,828
Impact of adoption of ASU 2018-02 | ASU 2018-02 [Member]	0	0	0	0	12	(12)	0	0
Turning Point dividend paid to noncontrolling interests	0	0	0	0	0	0	(1,609)	(1,609)
Net (loss) income	0	0	0	0	0	2,381	12,436	14,817
Ending balance at Dec. 31, 2018	$ 92	$ 78	$ (1,440)	81,260	(1,683)	(24,613)	41,035	94,729
Ending balance (in shares) at Dec. 31, 2018	9,156,293	7,801,995	(103,492)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of SDI restricted stock	$ 0	$ 0	$ 0	(452)	0	0	0	(452)
Vesting of SDI restricted stock (in shares)	49,002	0	0						13,700
Conversion of Class B common stock into Class A common stock	$ 0	$ (1)	$ 0	0	0	0	0	(1)
Conversion of Class B common stock into Class A common stock (in shares)	100,020	(100,020)	0
Share repurchases	$ 0	$ 0	$ (3,501)	0	0	0	0	$ (3,501)
Share repurchases (in shares)	0	0	(270,491)					(270,491)
Unrecognized pension and postretirement cost adjustment, net of tax	$ 0	$ 0	$ 0	0	(576)	0	(574)	$ (1,150)
Unrealized gain (loss) on investments, net of tax	0	0	0	0	1,169	0	585	1,754
Unrealized loss on interest rate swaps, net of tax	0	0	0	0	(632)	0	(629)	(1,261)
SDI stock-based compensation	0	0	0	711	0	0	0	711
Impact of Turning Point equity transactions on APIC and NCI	0	0	0	7,180	0	0	7,827	15,007
Turning Point dividend payable to noncontrolling interests	0	0	0	0	0	0	(1,807)	(1,807)
Retirement of treasury stock	$ (2)	$ 0	$ 3,838	(3,837)	0	0	0	(1)
Retirement of treasury stock (in shares)	(292,800)	0
Retirement of treasury stock (in shares)			292,800
Net (loss) income	$ 0	$ 0	$ 0	0	0	(10,623)	6,844	(3,779)
Ending balance at Dec. 31, 2019	$ 90	$ 77	$ (1,103)	$ 84,862	$ (1,722)	$ (35,236)	$ 53,281	$ 100,249
Ending balance (in shares) at Dec. 31, 2019	9,012,515	7,701,975	(81,183)